ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Accounts payable	$ 114	$ 118
Operating accrued liabilities	203	218
Interest payable on non-recourse borrowings	65	65
Exchangeable shares distributions distributions payable	11	0
Current portion of lease liabilities	30	18
Other	27	24
Total accounts payable and accrued liabilities	$ 450	$ 443